Bank credit lines, loan facilities and notes - Schedule of Movement on Debt Instrument (Details) - USD ($) $ in Thousands	3 Months Ended						6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Drawdown							$ 50,000	$ 2,192,480
Repayment							(64,881)	(2,537,882)
Senior Secured Revolving Loan | Senior Secured Revolving Loan | Senior Secured Revolving Loan
Debt Instrument [Line Items]
Drawdown	$ 0	$ 50,000	$ 75,000	$ 50,000	$ 143,000	$ 50,000	50,000		$ 318,000
Repayment	0	(50,000)	(75,000)	(50,000)	(193,000)	(55,000)	(50,000)		(373,000)
Closing Balance	$ 0	$ 0	$ 0	$ 0	$ 0	$ 50,000	$ 0	$ 0	$ 0	$ 55,000